Biotricity, Inc. - Statements of Operations and Comprehensive Loss - USD ($)		3 Months Ended				9 Months Ended		12 Months Ended
		Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Income Statement
Revenue
Expenses:
General and administrative expenses	[1]	1,717,666	1,253,669	1,858,536	335,086	3,825,602	3,547,990	4,803,918	3,883,076	2,882,425	3,986,550
Research and development expenses		377,924	292,572	333,565	241,534	1,106,658	847,938	1,138,252	1,089,472	1,017,793	1,143,453
Total Operating Expenses		2,095,590	1,546,241	2,192,101	576,620	4,932,260	4,395,928	5,942,170	4,972,548	3,900,218	5,130,003
Accretion expense	[1]		276,375	307,216	73,572	879,416	901,299	1,177,674	974,871	133,447	59,875
Change in fair value of derivative liabilities	[1]		(25,006)	125,353	618,959	20,588	714,453	689,447	1,333,412	614,933	(4,026)
Net loss before income taxes		(2,095,590)	(1,797,610)	(2,624,670)	(1,269,151)	(5,832,264)	(6,011,680)	(7,809,291)	(7,280,831)	(4,648,598)	(5,185,852)
Income taxes
Net loss		(2,095,590)	(1,797,610)	(2,624,670)	(1,269,151)	(5,832,264)	(6,011,680)	(7,809,291)	(7,280,831)	(4,648,598)	(5,185,852)
Translation adjustment		(23,424)	(148,807)	(24,635)	(61,518)	(193,771)	(185,057)	(333,863)	(246,575)	(107,725)	(35,313)
Comprehensive loss		$ (2,119,014)	$ (1,946,417)	$ (2,600,035)	$ (1,330,669)	$ (6,026,035)	$ (6,196,737)	$ (8,143,154)	$ (7,527,406)	$ (4,756,323)	$ (5,221,165)
Loss per share, basic and diluted		$ (0.068)	$ (0.07)	$ (0.100)	$ (0.05)	$ (0.186)	$ (0.236)	$ (0.31)	$ (0.29)	$ (0.19)	$ (0.24)
Weighted average number of common shares outstanding		30,799,342	26,440,190	26,162,293	24,999,978	31,374,911	25,427,620	25,866,328	25,813,228	24,999,978	21,852,834

[1]	See Notes to Financials